Note 10 - Other Operating Expenses - Summary of Other Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Data processing	$ 1,931	$ 2,196	$ 1,801
Professional fees	1,346	1,031	1,294
Ohio Financial Institution tax	861	816	635
Advertising	1,750	2,284	2,077
ATM processing and other fees	930	840	745
Amortization of core deposit intangible assets	140	143	151
Postage	84	92	93
Stationery and supplies	172	155	146
FDIC assessment	300	271	231
Loan closing fees	967	1,592	2,035
Deposit losses	139	60	47
Other	2,606	2,039	2,153
Total other operating expenses	$ 11,226	$ 11,519	$ 11,408